Note 17 - Quaint Oak Bancorp, Inc. (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
	December 31,
	2014	2013
Assets
Cash and cash equivalents	$259	$541
Investment in Quaint Oak Bank	16,205	15,413
Premises and equipment, net	1,074	1,007
Other assets	50	45
Total Assets	$17,588	$17,006

Liabilities and Stockholders’ Equity
Other liabilities	$13	$20
Stockholders’ equity	17,575	16,986
Total Liabilities and Stockholders’ Equity	$17,588	$17,006

Condensed Income Statement [Table Text Block]
	For the Year Ended December 31,
	2014	2013
Income
Interest income	$--	$1
Dividends from subsidiary	500	500
Rental income	106	106
Total Income	606	607

Expenses
Occupancy and equipment expense	78	67
Other expenses	79	98
Total Expenses	157	165

Net Income Before Income Taxes	449	442
Equity in Undistributed Net Income of Subsidiary	776	240
Income Tax Benefit	17	20
Net Income	$1,242	$702

Comprehensive Income	$1,224	$624

Condensed Cash Flow Statement [Table Text Block]
	For the Year Ended December 31,
	2014	2013

Operating Activities
Net income	$1,242	$702
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income in subsidiary	(776)	(240)
Depreciation expense	23	20
Stock-based compensation expense	272	273
(Increase) decrease in other assets	(39)	18
Increase (decrease) in other liabilities	(7)	2
Net cash provided by operating activities	715	775

Investing Activities
Purchase of property and equipment	(90)	(7)
Net cash used in investing activities	(90)	(7)

Financing Activities
Dividends paid	(211)	(185)
Purchase of treasury stock	(760)	(563)
Proceeds from the issuance of treasury stock	64	--
Net cash used in financing activities	(907)	(748)

Net (Decrease) Increase in Cash and Cash Equivalents	(282)	20
Cash and Cash Equivalents-Beginning of Year	541	521
Cash and Cash Equivalents-End of Year	$259	$541